Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Lease liabilities [abstract]
Current portion of lease liabilities	$ 115,344	$ 88,522	[1]
Long-term portion of lease liabilities	313,862	267,464	[1]
Lease liabilities	$ 429,206	$ 355,986		$ 355,591

[1]	Recasted for change in accounting policy (see note 10)